[LOGO] STANDISH FUNDS(R)

                              Standish Group of
Financial Reports             Tax-Sensitive Funds
--------------------------------------------------------------------------------
Six Months Ended              Standish Massachusetts
March 31, 2000                Intermediate Tax Exempt Bond Fund
(Unaudited)
                              Standish Intermediate Tax Exempt
                              Bond Fund

                              Standish Small Cap
                              Tax-Sensitive Equity Fund

                              Standish Tax-Sensitive
                              Equity Fund

                               Financial Reports
                               Table of Contents

Selected Financial Information................................................1

Statements of Assets and Liabilities..........................................2

Statements of Operations......................................................3

Statements of Changes in Net Assets:
     Standish Massachusetts Intermediate Tax Exempt Bond Fund.................4

     Standish Intermediate Tax Exempt Bond Fund...............................5

     Standish Small Cap Tax-Sensitive Equity Fund.............................6

     Standish Tax-Sensitive Equity Fund.......................................7

Financial Highlights:
     Standish Massachusetts Intermediate Tax Exempt Bond Fund.................8

     Standish Intermediate Tax Exempt Bond Fund...............................9

     Standish Small Cap Tax-Sensitive Equity Fund............................10

     Standish Tax-Sensitive Equity Fund......................................11

Schedule of Investments:
     Standish Massachusetts Intermediate Tax Exempt Bond Fund................12

     Standish Intermediate Tax Exempt Bond Fund..............................16

     Standish Small Cap Tax-Sensitive Equity Fund............................20

     Standish Tax-Sensitive Equity Fund......................................23

Notes to Financial Statements................................................25

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                         SELECTED FINANCIAL INFORMATION
                 FOR THE PERIOD ENDED MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   STANDISH
                                                 MASSACHUSETTS      STANDISH        STANDISH
                                                 INTERMEDIATE     INTERMEDIATE      SMALL CAP        STANDISH
                                                  TAX EXEMPT       TAX EXEMPT     TAX-SENSITIVE    TAX-SENSITIVE
                                                   BOND FUND       BOND FUND       EQUITY FUND      EQUITY FUND
                                                 -------------    ------------    -------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD              $    20.85       $    21.11      $     40.70      $    36.99
                                                  ----------       ----------      -----------      ----------
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)*                         0.46             0.47            (0.21)           0.13
  Net realized and unrealized gain (loss) on
    investments                                        (0.19)           (0.13)           40.07            4.78
                                                  ----------       ----------      -----------      ----------
Total income from investment operations                 0.27             0.34            39.86            4.91
                                                  ----------       ----------      -----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                           (0.46)           (0.47)              --           (0.14)
  From net realized gain on investments                   --            (0.06)           (1.37)             --
                                                  ----------       ----------      -----------      ----------
Total distributions to shareholders                    (0.46)           (0.53)           (1.37)          (0.14)
                                                  ----------       ----------      -----------      ----------
NET ASSET VALUE, END OF PERIOD                    $    20.66       $    20.92      $     79.19      $    41.76
                                                  ==========       ==========      ===========      ==========
TOTAL RETURN+++                                         1.30%++          1.64%++         99.86%++        13.33%++

RATIOS:
  Expenses (to average daily net assets)*               0.65%+           0.62%+           0.81%+          0.50%+
  Net investment income (loss) (to average
    daily net assets)*                                  4.41%+           4.54%+          (0.63)%+         0.69%+
  Portfolio Turnover                                      14%              17%             107%             15%
  Net Assets, End of Period (000's omitted)       $   62,515       $   80,511      $   307,832      $   27,473

----------
* The investment adviser voluntarily did not impose a portion of its fee. Please refer to the Financial Highlights for additional disclosure regarding these ratios.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                           MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                MASSACHUSETTS                          SMALL CAP            TAX-
                                                 INTERMEDIATE      INTERMEDIATE          TAX-            SENSITIVE
                                                  TAX EXEMPT        TAX EXEMPT         SENSITIVE           EQUITY
                                                  BOND FUND         BOND FUND         EQUITY FUND           FUND
                                               ----------------  ----------------  -----------------  ----------------
ASSETS
  Investments, at value (Note 1A)*             $    61,218,741   $    80,340,139   $     293,715,264  $     27,588,727
  Receivable for investments sold                      204,000            60,000          24,492,993           186,937
  Receivable for Fund shares sold                    1,850,000                --              81,422             2,500
  Receivable from investment advisor                        --             8,524                  --                --
  Interest and dividends receivable                    997,951         1,333,268               1,981            24,723
  Receivable for variation margin on open
    financial futures contracts (Note 6)                    --                --             260,095                --
  Deferred organizational costs (Note 1E)                   --                --               2,863             2,873
  Prepaid expenses                                       1,807            10,554              16,468            10,144
                                               ----------------  ----------------  -----------------  ----------------
    Total assets                                    64,272,499        81,752,485         318,571,086        27,815,904

LIABILITIES
  Payable for investments purchased                  1,592,329           535,000          10,638,190           230,022
  Payable for Fund shares redeemed                      10,000           512,000              50,000            85,000
  Distribution payable                                 123,256           164,237                  --                --
  Accrued accounting, custody and transfer
    agent fees                                          14,959            16,007              33,428            11,321
  Accrued trustees' fees and expenses (Note
    2)                                                   2,844             3,460               5,006             1,866
  Accrued expenses and other liabilities                13,979            11,162              12,471            14,476
                                               ----------------  ----------------  -----------------  ----------------
    Total liabilities                                1,757,367         1,241,866          10,739,095           342,685
                                               ----------------  ----------------  -----------------  ----------------
NET ASSETS                                     $    62,515,132   $    80,510,619   $     307,831,991  $     27,473,219
                                               ================  ================  =================  ================
NET ASSETS CONSIST OF:
  Paid-in capital                              $    63,756,579   $    82,061,866   $     120,600,402  $     20,605,614
  Accumulated net realized gain (loss)                (371,996)         (425,214)         92,879,945        (1,121,501)
  Accumulated undistributed net investment
    income (loss)                                        1,180            16,790            (775,175)           45,899
  Net unrealized appreciation (depreciation)          (870,631)       (1,142,823)         95,126,819         7,943,207
                                               ----------------  ----------------  -----------------  ----------------
TOTAL NET ASSETS                               $    62,515,132   $    80,510,619   $     307,831,991  $     27,473,219
                                               ================  ================  =================  ================
SHARES OF BENEFICIAL INTEREST OUTSTANDING            3,026,395         3,848,186           3,887,033           657,847
                                               ================  ================  =================  ================
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)              $         20.66   $         20.92   $           79.19  $          41.76
                                               ================  ================  =================  ================
  * Identified cost of investments             $    62,089,372   $    81,482,962   $     198,485,860  $     19,645,520
                                               ================  ================  =================  ================

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                MASSACHUSETTS                        SMALL CAP           TAX-
                                                INTERMEDIATE     INTERMEDIATE          TAX-            SENSITIVE
                                                 TAX EXEMPT       TAX EXEMPT         SENSITIVE          EQUITY
                                                  BOND FUND        BOND FUND        EQUITY FUND          FUND
                                               ---------------  ---------------  -----------------  ---------------
INVESTMENT INCOME
  Interest income                              $    1,546,757   $    2,045,104   $         210,203  $       152,345
  Dividend income                                          --               --               6,285           21,223
                                               ---------------  ---------------  -----------------  ---------------
    Total investment income                         1,546,757        2,045,104             216,488          173,568

EXPENSES
  Investment advisory fee (Note 2)                    122,225          158,459             848,388           72,956
  Accounting, custody and transfer agent fees          49,597           52,820              89,547           32,455
  Legal and audit services                             14,200           12,998              20,498           13,915
  Amortization of organization expenses (Note
    1E)                                                    --               --               1,887            1,887
  Registration fees                                       727            8,398              14,350            7,375
  Insurance expense                                     2,868            3,233               2,608            1,755
  Trustees' fees and expenses (Note 2)                  3,925            4,250               7,865            2,560
  Miscellaneous                                         4,511            6,212               6,520            3,980
                                               ---------------  ---------------  -----------------  ---------------
    Total expenses                                    198,053          246,370             991,663          136,883

Deduct:
  Waiver of investment advisory fee (Note 2)               --               --                  --          (63,927)
                                               ---------------  ---------------  -----------------  ---------------
    Total expense deductions                               --               --                  --          (63,927)
                                               ---------------  ---------------  -----------------  ---------------
      Net expenses                                    198,053          246,370             991,663           72,956
                                               ---------------  ---------------  -----------------  ---------------
        Net investment income (loss)                1,348,704        1,798,734            (775,175)         100,612
                                               ---------------  ---------------  -----------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                 (267,872)        (425,194)         91,951,992          818,746
    Financial futures contracts                            --               --           1,082,080               --
                                               ---------------  ---------------  -----------------  ---------------
      Net realized gain (loss)                       (267,872)        (425,194)         93,034,072          818,746
  Change in unrealized appreciation
    (depreciation)
    Investment securities                            (310,886)         (76,337)         56,309,925        2,532,529
    Financial futures contracts                            --               --              20,095               --
                                               ---------------  ---------------  -----------------  ---------------
      Net change in unrealized appreciation
        (depreciation)                               (310,886)         (76,337)         56,330,020        2,532,529
                                               ---------------  ---------------  -----------------  ---------------
    Net realized and unrealized gain (loss)          (578,758)        (501,531)        149,364,092        3,351,275
                                               ---------------  ---------------  -----------------  ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS     $      769,946   $    1,297,203   $     148,588,917  $     3,451,887
                                               ===============  ===============  =================  ===============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2000        YEAR ENDED
                                                            (UNAUDITED)     SEPTEMBER 30, 1999
                                                         -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                  $     1,348,704     $     2,436,564
  Net realized gain (loss)                                      (267,872)            172,363
  Change in unrealized appreciation (depreciation)              (310,886)         (2,765,327)
                                                         ---------------     ---------------
  Net increase (decrease) in net assets from investment
    operations                                                   769,946            (156,400)
                                                         ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                  (1,348,704)         (2,436,564)
                                                         ---------------     ---------------
  Total distributions to shareholders                         (1,348,704)         (2,436,564)
                                                         ---------------     ---------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                             9,487,228          19,533,943
  Value of shares issued to shareholders in payment of
    distributions declared                                       617,250           1,085,435
  Cost of shares redeemed                                    (10,015,970)         (8,621,088)
                                                         ---------------     ---------------
  Net increase in net assets from Fund share
    transactions                                                  88,508          11,998,290
                                                         ---------------     ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (490,250)          9,405,326

NET ASSETS
  At beginning of period                                      63,005,382          53,600,056
                                                         ---------------     ---------------
  At end of period (including undistributed net
    investment income of $1,180 and $1,180,
    respectively)                                        $    62,515,132    $     63,005,382
                                                         ===============    ================

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2000       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 1999
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $  1,798,734       $  3,527,125
  Net realized gain (loss)                                     (425,194)           361,582
  Change in unrealized appreciation (depreciation)              (76,337)        (4,200,130)
                                                           ------------       ------------
  Net increase (decrease) in net assets from investment
    operations                                                1,297,203           (311,423)
                                                           ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                 (1,790,210)        (3,527,125)
  From net realized gains on investments                       (218,599)          (723,687)
                                                           ------------       ------------
  Total distributions to shareholders                        (2,008,809)        (4,250,812)
                                                           ------------       ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           17,688,893         36,937,409
  Value of shares issued to shareholders in payment of
    distributions declared                                    1,086,309          2,316,211
  Cost of shares redeemed                                   (19,471,422)       (31,352,116)
                                                           ------------       ------------
  Net increase (decrease) in net assets from Fund share
    transactions                                               (696,220)         7,901,504
                                                           ------------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (1,407,826)         3,339,269

NET ASSETS
  At beginning of period                                     81,918,445         78,579,176
                                                           ------------       ------------
  At end of period (including undistributed net
    investment income of $16,790 and $8,266,
    respectively)                                          $ 80,510,619       $ 81,918,445
                                                           ============       ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED
                                                           MARCH 31, 2000       YEAR ENDED
                                                            (UNAUDITED)     SEPTEMBER 30, 1999
                                                          ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment loss                                      $   (775,175)      $   (668,847)
  Net realized gain                                          93,034,072          6,278,877
  Change in unrealized appreciation (depreciation)           56,330,020         39,513,446
                                                           ------------       ------------
  Net increase in net assets from investment operations     148,588,917         45,123,476
                                                           ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net realized gains on investments                     (4,903,158)                --
                                                           ------------       ------------
  Total distributions to shareholders                        (4,903,158)                --
                                                           ------------       ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           61,621,072         43,866,832
  Value of shares issued to shareholders in payment of
    distributions declared                                    4,578,060                 --
  Cost of shares redeemed                                   (45,127,535)       (12,373,955)
                                                           ------------       ------------
  Net increase in net assets from Fund share
    transactions                                             21,071,597         31,492,877
                                                           ------------       ------------
TOTAL INCREASE IN NET ASSETS                                164,757,356         76,616,353

NET ASSETS
  At beginning of period                                    143,074,635         66,458,282
                                                           ------------       ------------
  At end of period (including net investment loss of
    $775,175 and $0, respectively.)                        $307,831,991       $143,074,635
                                                           ============       ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2000       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 1999
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $   100,612        $    224,282
  Net realized gain (loss)                                     818,746          (1,097,849)
  Change in unrealized appreciation (depreciation)           2,532,529           5,465,603
                                                           -----------        ------------
  Net increase in net assets from investment operations      3,451,887           4,592,036
                                                           -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                  (114,809)           (221,630)
                                                           -----------        ------------
  Total distributions to shareholders                         (114,809)           (221,630)
                                                           -----------        ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           3,542,833          15,452,943
  Value of shares issued to shareholders in payment of
    distributions declared                                      86,629             181,126
  Cost of shares redeemed                                   (9,061,881)        (22,094,521)
                                                           -----------        ------------
  Net decrease in net assets from Fund share
    transactions                                            (5,432,419)         (6,460,452)
                                                           -----------        ------------
TOTAL DECREASE IN NET ASSETS                                (2,095,341)         (2,090,046)

NET ASSETS
  At beginning of period                                    29,568,560          31,658,606
                                                           -----------        ------------
  At end of period (including undistributed net
    investment income of $45,899 and $60,096,
    respectively)                                          $27,473,219        $ 29,568,560
                                                           ===========        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                      NINE MONTHS        YEAR ENDED
                                              ENDED          YEAR ENDED SEPTEMBER 30,          ENDED          DECEMBER 31,
                                          MARCH 31, 2000  -------------------------------  SEPTEMBER 30,  --------------------
                                          (UNAUDITED)(1)    1999(1)      1998      1997        1996         1995       1994
                                          --------------  -----------  --------  --------  -------------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 20.85        $ 21.78    $ 21.18   $ 20.63      $ 21.02      $ 19.55    $ 21.31
                                             -------        -------    -------   -------      -------      -------    -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                        0.46           0.90       0.94      0.97         0.74         0.94       0.94
  Net realized and unrealized gain
    (loss) on investments                      (0.19)         (0.93)      0.60      0.55        (0.39)        1.47      (1.75)
                                             -------        -------    -------   -------      -------      -------    -------
Total from investment operations                0.27          (0.03)      1.54      1.52         0.35         2.41      (0.81)
                                             -------        -------    -------   -------      -------      -------    -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.46)         (0.90)     (0.94)    (0.97)       (0.74)       (0.94)     (0.94)
  From net realized gain on investments           --             --         --        --           --           --      (0.01)
                                             -------        -------    -------   -------      -------      -------    -------
Total distributions to shareholders            (0.46)         (0.90)     (0.94)    (0.97)       (0.74)       (0.94)     (0.95)
                                             -------        -------    -------   -------      -------      -------    -------
NET ASSET VALUE, END OF PERIOD               $ 20.66        $ 20.85    $ 21.78   $ 21.18      $ 20.63      $ 21.02    $ 19.55
                                             =======        =======    =======   =======      =======      =======    =======
TOTAL RETURN+++                                 1.30%++       (0.18)%     7.45%     7.55%        1.70%++     12.64%     (3.84)%

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    0.65%+         0.65%      0.65%     0.65%        0.65%+       0.65%      0.65%
  Net Investment Income (to average
    daily net assets)*                          4.41%+         4.19%      4.40%     4.67%        4.78%+       4.71%      4.67%
  Portfolio Turnover                              14%            22%        19%       25%          35%          77%        84%
  Net Assets, End of Period (000's
    omitted)                                 $62,515        $63,005    $53,600   $38,401      $32,136      $32,565    $27,776

----------
* For the periods indicated, the investment adviser did not impose a portion of its advisory fee and/or reimbursed a portion of the Fund's operating expenses. If this voluntary reduction had not been taken, the investment income per share and the ratios would have been:

Net investment income per share                   --            --     $  0.92   $  0.95      $  0.72      $  0.95   $   0.91
Ratios (to average daily net assets):
  Expenses                                        --            --        0.77%     0.75%        0.73%+       0.72%      0.78%
  Net investment income                           --            --        4.28%     4.57%        4.70%+       4.64%      4.54%

+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in absence of expense waivers.
(1)  Calculated based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                      NINE MONTHS        YEAR ENDED
                                              ENDED          YEAR ENDED SEPTEMBER 30,          ENDED          DECEMBER 31,
                                          MARCH 31, 2000  -------------------------------  SEPTEMBER 30,  --------------------
                                          (UNAUDITED)(1)    1999(1)      1998      1997        1996         1995       1994
                                          --------------  -----------  --------  --------  -------------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 21.11        $ 22.30    $ 21.78   $ 21.12      $ 21.40      $ 19.91    $ 21.44
                                             -------        -------    -------   -------      -------      -------    -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                        0.47           0.92       0.96      1.01         0.79         0.98       0.95
  Net realized and unrealized gain
    (loss) on investments                      (0.13)         (0.99)      0.58      0.74        (0.28)        1.49      (1.51)
                                             -------        -------    -------   -------      -------      -------    -------
Total from investment operations                0.34          (0.07)      1.54      1.75         0.51         2.47      (0.56)
                                             -------        -------    -------   -------      -------      -------    -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.47)         (0.92)     (0.96)    (1.01)       (0.79)       (0.98)     (0.95)
  From net realized gain on investments        (0.06)         (0.20)     (0.06)    (0.08)          --           --      (0.02)
                                             -------        -------    -------   -------      -------      -------    -------
Total distributions to shareholders            (0.53)         (1.12)     (1.02)    (1.09)       (0.79)       (0.98)     (0.97)
                                             -------        -------    -------   -------      -------      -------    -------
NET ASSET VALUE, END OF PERIOD               $ 20.92        $ 21.11    $ 22.30   $ 21.78      $ 21.12      $ 21.40    $ 19.91
                                             =======        =======    =======   =======      =======      =======    =======
TOTAL RETURN+++                                 1.64%++       (0.33)%     7.24%     8.27%        2.43%++     12.65%     (2.68)%

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    0.62%+         0.63%      0.65%     0.65%        0.65%+       0.65%      0.65%
  Net Investment Income (to average
    daily net assets)*                          4.54%+         4.24%      4.37%     4.74%        4.99%+       4.75%      4.62%
  Portfolio Turnover                              17%            43%        29%       23%          43%         140%       157%
  Net Assets, End of Period (000's
    omitted)                                 $80,511        $81,918    $78,579   $52,723      $34,843      $32,865    $20,514

-----------------

* For the periods indicated, the investment adviser did not impose a portion of its advisory fee and/or reimbursed a portion of the Fund's operating expenses. If this voluntary reduction had not been taken,the investment income per share and the ratios would have been:

Net investment income per share                   --            --     $  0.95   $  0.99      $  0.76      $  0.95    $  0.90
Ratios (to average daily net assets):
  Expenses                                        --            --        0.69%     0.74%        0.82%+       0.79%      0.89%
  Net investment income                           --            --        4.33%     4.65%        4.82%+       4.61%      4.38%

+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in absence of expense waivers.
(1)  Calculated based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                  YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2000  -----------------------------------------------
                                          (UNAUDITED)(1)    1999(1)      1998(1)      1997      1996(2)
                                          --------------  -----------  -----------  --------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD         $  40.70      $  25.89      $ 32.61    $ 23.57     $20.00
                                             --------      --------      -------    -------     ------
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)*                 (0.21)        (0.21)       (0.15)      0.02       0.04
  Net realized and unrealized gain
    (loss) on investments                       40.07         15.02        (6.42)      9.05       3.55
                                             --------      --------      -------    -------     ------
Total from investment operations                39.86         14.81        (6.57)      9.07       3.59
                                             --------      --------      -------    -------     ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                       --            --        (0.01)     (0.03)     (0.02)
  From net realized gain on investments         (1.37)           --        (0.14)        --         --
                                             --------      --------      -------    -------     ------
Total distributions to shareholders             (1.37)           --        (0.15)     (0.03)     (0.02)
                                             --------      --------      -------    -------     ------
NET ASSET VALUE, END OF PERIOD               $  79.19      $  40.70      $ 25.89    $ 32.61     $23.57
                                             ========      ========      =======    =======     ======
TOTAL RETURN+++                                 99.86%++      57.03%      (20.16)%    38.50%     17.95%++

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                     0.81%+        0.78%        0.75%      0.21%      -- +
  Net Investment Income (Loss) (to
    average daily net assets)*                  (0.63)%+      (0.60)%      (0.51)%     0.08%      0.41%+
  Portfolio Turnover                              107%          168%         102%       102%        57%
  Net Assets, End of Period (000's
    omitted)                                 $307,832      $143,075      $66,458    $32,761     $6,896

----------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share                    --      $  (0.22)     $ (0.22)   $ (0.16)    $(0.28)
Ratios (to average daily net assets):
  Expenses                                         --          0.79%        0.97%      1.24%      3.45%+
  Net investment loss                              --         (0.61)%      (0.73)%    (0.95)%    (3.04)%+

(1)  Calculated based on average shares outstanding.
(2) For the period January 2, 1996, commencement of operations, to September 30, 1996.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                    YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2000  --------------------------------------------------
                                          (UNAUDITED)(1)    1999(1)      1998(1)      1997(1)      1996(2)
                                          --------------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 36.99        $ 32.50      $ 35.24      $ 23.60      $20.00
                                             -------        -------      -------      -------      ------
FROM INVESTMENT OPERATIONS:
  Net investment income*                        0.13           0.22         0.29         0.39        0.28
  Net realized and unrealized gain
    (loss) on investments                       4.78           4.49        (2.77)       11.58        3.50
                                             -------        -------      -------      -------      ------
Total from investment operations                4.91           4.71        (2.48)       11.97        3.78
                                             -------        -------      -------      -------      ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.14)         (0.22)       (0.26)       (0.33)      (0.18)
                                             -------        -------      -------      -------      ------
Total distributions to shareholders            (0.14)         (0.22)       (0.26)       (0.33)      (0.18)
                                             -------        -------      -------      -------      ------
NET ASSET VALUE, END OF PERIOD               $ 41.76        $ 36.99      $ 32.50      $ 35.24      $23.60
                                             =======        =======      =======      =======      ======
TOTAL RETURN+++                                13.33%++       14.46%       (7.13)%      51.19%      18.97%++

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    0.50%+         0.50%        0.50%        0.20%       -- +
  Net Investment Income (to average
    daily net assets)*                          0.69%+         0.59%        0.78%        1.31%       2.27%+
  Portfolio Turnover                              15%            50%          33%          25%         17%
  Net Assets, End of Period (000's
    omitted)                                 $27,473        $29,569      $31,659      $12,819      $2,843

----------
* For the periods indicated, the investment adviser did not impose a portion of its advisory fee and/or reimbursed a portion of the Fund's operating expenses. If this voluntary reduction had not been taken, the investment income per share and the ratios would have been:

Net investment income per share              $  0.05        $  0.09      $  0.09      $ (0.07)     $(0.36)
Ratios (to average daily net assets):
  Expenses                                      0.94%+         0.85%        1.05%        1.73%       5.15%+
  Net investment income (loss)                  0.25%+         0.24%        0.23%       (0.22)%     (2.88)%+

(1)  Calculated based on average shares outstanding.
(2) For the period January 2, 1996, commencement of operations, to September 30, 1996.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PAR        VALUE
SECURITY                                        RATE    MATURITY     VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------
BONDS -- 96.2%

GENERAL OBLIGATIONS -- 17.7%
Amesbury MA State Qualified                     5.300% 06/01/2003  $ 750,000  $    758,437
Brockton MA State Qualified                     5.550% 12/15/2003    270,000       272,362
Brockton MA State Qualified                     5.650% 12/15/2004    300,000       303,375
Brockton MA State Qualified                     5.700% 06/15/2002    160,000       161,800
Brockton MA State Qualified                     6.125% 06/15/2018    250,000       252,500
Commonwealth of Massachusetts                   5.000% 11/01/2009  1,000,000       992,500
Commonwealth of Massachusetts                   7.500% 06/01/2004    700,000       758,625
Lawrence MA State Qualified                     5.000% 09/15/2002    250,000       250,937
Lawrence MA State Qualified                     5.125% 09/15/2003  1,500,000     1,511,250
Mass Bay Transportation Authority               6.000% 03/01/2005    350,000       365,750
Mass Bay Transportation Authority               7.000% 03/01/2011  1,000,000     1,147,500
Mass St College Bldg Authority Project          7.500% 05/01/2006    500,000       563,125
Mass St College Bldg Authority Project          7.500% 05/01/2007    450,000       514,125
Mass St College Bldg Authority Project          7.500% 05/01/2008    250,000       289,062
Mass State Conservation Loan                    5.250% 08/01/2009    900,000       909,000
Massachusetts NCL                               6.000% 11/01/2011    850,000       908,437
University of Mass Building Authority State
  Guarantee                                     6.625% 05/01/2007  1,000,000     1,092,500
                                                                              ------------
Total General Obligations (Cost $11,061,292)                                    11,051,285
                                                                              ------------
GOVERNMENT BACKED -- 3.4%
Mass HEFA Carney Hospital Prerefunded-Series
  D                                             6.100% 07/01/2014    700,000       744,625
Mass HEFA Melrose Wakefield Hospital            6.350% 07/01/2006    310,000       330,150
Massachusetts Water Resource Authority
  Prerefunded-Series A                          6.000% 08/01/2020    500,000       528,750
Plymouth County Ctfs Partnership                7.000% 04/01/2022    500,000       535,625
                                                                              ------------
Total Government Backed (Cost $2,107,001)                                        2,139,150
                                                                              ------------
HOUSING REVENUE -- 8.7%
Mass HFA Residential Development FNMA           5.600% 05/15/2004    250,000       255,312
Mass HFA Residential Development FNMA           6.250% 11/15/2012  1,000,000     1,038,750
Mass HFA Residential Development FNMA           6.875% 11/15/2011  1,000,000     1,051,250
Mass HFA Residential Development FNMA           6.875% 11/15/2011  1,000,000     1,051,250
Mass HFA SFM                                    6.500% 12/01/2014     10,000        10,031
Massachusetts St Housing Finance Agency         5.750% 12/01/2017     10,000         9,925
Massachusetts St Housing Finance Agency         6.300% 10/01/2013    950,000       977,312
Massachusetts St Housing Finance Agency MFU
  FNMA                                          6.250% 11/15/2012  1,000,000     1,038,750
                                                                              ------------
Total Housing Revenue (Cost $5,457,584)                                          5,432,580
                                                                              ------------
INDUSTRIAL DEVELOPMENT -- 2.9%
City of Boston Industrial Development Finance
  Authority                                     5.875% 04/01/2030    450,000       455,062
City of Boston Industrial Development Finance
  Authority                                     7.375% 05/15/2015    865,000       895,275
Mass DFA Resource Recovery                      6.900% 12/01/2029    500,000       498,750
                                                                              ------------
Total Industrial Development (Cost $1,857,517)                                   1,849,087
                                                                              ------------
INSURED BOND -- 33.1%
Brockton MA MBIA                                6.000% 04/01/2007  1,010,000     1,070,600
Chelsea MA School District AMBAC                6.000% 06/15/2004    750,000       782,812
Chelsea MA School District AMBAC                7.000% 06/15/2003    265,000       281,894

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PAR        VALUE
SECURITY                                        RATE    MATURITY     VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------
INSURED BOND (CONTINUED)
Holyoke MA FSA                                  6.000% 06/15/2006  $ 600,000  $    634,500
Holyoke MA FSA                                  6.000% 06/15/2007    800,000       849,000
Mass Bay Transportation Authority FGIC          5.500% 03/01/2011  1,000,000     1,025,000
Mass Bay Transportation Authority FSA           5.250% 03/01/2012    500,000       512,500
Mass DFA Curry College                          4.100% 03/01/2004    165,000       155,512
Mass DFA Northern Berkshire Retirement
  Development                                   5.750% 08/15/2009    425,000       423,938
Mass DFA Northern Berkshire Retirement
  Development                                   5.750% 08/15/2010    450,000       447,750
Mass HEFA Cath Health AMBAC                     5.000% 11/15/2007    300,000       297,375
Mass HEFA Hallmark Health FSA                   5.250% 07/01/2007  1,000,000     1,006,250
Mass HEFA Harvard Pilgrim FSA                   5.250% 07/01/2006  1,100,000     1,068,375
Mass HEFA Mass Eye and Ear ACA                  5.000% 07/01/2005    660,000       652,575
Mass HEFA NE Medical FGIC                       6.000% 07/01/2003    400,000       412,500
Mass HEFA Partners FSA                          5.500% 07/01/2007    635,000       646,906
Mass State Development Finance Agency Revenue   5.500% 09/01/2002    175,000       177,188
Mass State Development Finance Agency Revenue   5.500% 09/01/2003    265,000       268,644
Mass State Development Finance Agency Revenue   5.500% 09/01/2004    280,000       284,200
Mass State Development Finance Agency Revenue   5.500% 09/01/2005    175,000       177,844
Mass State General Obligation MBIA              4.750% 04/01/2018    500,000       447,500
Mass State Revenue AMBAC                        5.750% 08/01/2010  2,500,000     2,629,295
Massachusetts Port Authority MBIA               5.750% 07/01/2007    500,000       516,875
Nantucket MA MBIA                               6.000% 07/15/2007    500,000       531,250
New Bedford MA AMBAC                            6.000% 10/15/2005    575,000       606,625
Puerto Rico Commonwealth FSA                    5.500% 07/01/2012  1,400,000     1,456,000
Puerto Rico Commonwealth Highway &
  Transportation Authority MBIA                 5.500% 07/01/2013  1,140,000     1,177,050
Springfield MA AMBAC                            6.250% 08/01/2006  1,000,000     1,071,250
Upper Blackstone Water AMBAC                    6.500% 08/01/2005    430,000       462,250
Worcester MA FSA NCL                            5.500% 04/01/2010    600,000       616,500
                                                                              ------------
Total Insured Bond (Cost $21,014,266)                                           20,689,958
                                                                              ------------
LEASE REVENUE -- 1.2%
Puerto Rico Housing Bank Appropriation          5.125% 12/01/2005    750,000       752,813
                                                                              ------------
Total Lease Revenue (Cost $743,570)                                                752,813
                                                                              ------------
LOC GIC -- 1.2%
Mass IFA Amesbury LOC: State Street             5.350% 09/01/2005    320,000       320,669
Mass IFA Orchard Cove Project LOC: Fleet
  National Bank                                 5.000% 05/01/2026    415,000       413,963
                                                                              ------------
Total LOC GIC (Cost $735,000)                                                      734,632
                                                                              ------------
REVENUE BONDS -- 24.8%
Mass DFA Massachusetts College of Pharmacy      5.750% 07/01/2006    280,000       278,250
Mass DFA Williston School                       6.000% 10/01/2013    500,000       463,125
Mass HEFA Cape Cod Healthcare                   5.125% 11/15/2009    600,000       546,750
Mass HEFA Central New England Health Systems    5.750% 08/01/2003    360,000       349,650
Mass HEFA Childrens Hospital                    6.125% 10/01/2012    550,000       563,750
Mass HEFA Dana Farber Notes NCL                 6.500% 12/01/2006    650,000       682,500
Mass HEFA Jordan Hospital                       5.000% 10/01/2004    305,000       293,944
Mass HEFA Jordan Hospital                       5.000% 10/01/2005    325,000       309,969
Mass HEFA Jordan Hospital                       5.000% 10/01/2008    665,000       609,306
Mass HEFA Milford Hospital                      5.250% 07/15/2007    600,000       556,500

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PAR        VALUE
SECURITY                                        RATE    MATURITY     VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------
REVENUE BONDS (CONTINUED)
Mass HEFA No. Adams Regional Hospital           6.750% 07/01/2009  $ 600,000  $    600,750
Mass HEFA Partners HealthCare                   5.000% 07/01/2009    500,000       467,500
Mass HEFA Youville Hospital FHA Secured         6.125% 02/15/2015    625,000       633,594
Mass IFA Berkshire Retirement Development(a)    5.125% 07/01/2018    530,000       530,000
Mass IFA Brooks School                          5.600% 07/01/2005    245,000       255,106
Mass IFA Brooks School                          5.900% 07/01/2013    410,000       430,500
Mass IFA Clark University                       6.450% 07/01/2001    300,000       305,625
Mass IFA Resource Recovery                      6.150% 07/01/2002  1,000,000     1,013,750
Mass IFA Resource Recovery Ogden                4.800% 12/01/2004  1,150,000     1,105,438
Mass IFA Springfield College                    5.625% 09/15/2010    750,000       739,688
Mass IFA Wentworth Institute                    5.050% 10/01/2005    290,000       283,113
Mass IFA Wentworth Institute                    5.100% 10/01/2006    305,000       297,375
Mass Water Resource Authority                   5.250% 03/01/2013    500,000       490,000
Massachusetts Port Authority                    5.750% 07/01/2012    700,000       733,250
Massachusetts Port Authority                    6.000% 07/01/2011  1,000,000     1,065,000
Massachusetts Water Pollution Trust             5.250% 02/01/2008    650,000       663,000
Massachusetts Water Trust New Bedford NCL       5.250% 02/01/2011    330,000       330,825
Puerto Rico Industrial Tour Ed Anamendez Univ   5.000% 02/01/2005    250,000       247,500
Puerto Rico Industrial Tour Ed Anamendez Univ   5.000% 02/01/2006    650,000       641,063
                                                                              ------------
Total Revenue Bonds (Cost $15,950,263)                                          15,486,821
                                                                              ------------
SPECIAL REVENUES -- 3.2%
Massachusetts St Special Obligation             5.500% 06/01/2013  1,000,000     1,020,000
Virgin Islands Public Finance Authority         5.625% 10/01/2010  1,000,000       996,250
                                                                              ------------
Total Special Revenues (Cost $2,096,714)                                         2,016,250
                                                                              ------------
TOTAL BONDS (COST $61,023,207)                                                  60,152,576
                                                                              ------------
SHORT-TERM INVESTMENTS -- 1.7%

SHORT TERM BONDS -- 1.6%
Mass HEFA Capital Asset Program                 3.900% 07/01/2005    300,000        300,000
Mass HEFA Harvard University                    3.600% 02/01/2016    700,000        700,000
                                                                              -------------
                                                                                  1,000,000
                                                                              -------------
REPURCHASE AGREEMENTS -- 0.1%
Morgan Stanley Repurchase Agreement, dated
3/31/00, due 4/03/00, with a maturity value
of $66,195 and effective yield of 5.30%,
collateralized by a U.S. Government Agency
Obligation with a rate of 6.58%, a maturity
date of 8/01/18 and aggregate market value of
$67,489.                                                                             66,165
                                                                              -------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,066,165)                                    1,066,165
                                                                              -------------

TOTAL INVESTMENTS -- 97.9% (COST $62,089,372)                                 $  61,218,741
OTHER ASSETS, LESS LIABILITIES -- 2.1%                                            1,296,391
                                                                              -------------
NET ASSETS -- 100.0%                                                          $  62,515,132
                                                                              =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

ACA - American Capital Access Corp.
AMBAC - American Municipal Bond Assurance Corp.
DFA - Development Financial Agency
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Association
GIC - Guaranteed Investment Contract
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IFA - Industrial Finance Authority
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
MFU - Multi-Family Unit
NCL - Non-callable
SFM - Single Family Mortgage
(a)  Variable Rate Security; rate indicated is as of 3/31/00.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       PAR         VALUE
SECURITY                                        RATE     MATURITY     VALUE      (NOTE 1A)
--------------------------------------------------------------------------------------------
BONDS -- 98.5%

GENERAL OBLIGATIONS -- 9.4%
Alpine Utah School District                      5.000% 03/15/2011  $  25,000  $      24,562
Alpine Utah School District                      5.000% 03/15/2012  1,000,000        976,250
Commonwealth of Massachusetts                    7.500% 06/01/2004    500,000        541,875
Conroe Texas Independant School District         5.500% 02/15/2013    700,000        714,875
District of Columbia                             5.800% 06/01/2004    250,000        254,062
Grand Central NY District Management             5.000% 01/01/2006     25,000         24,844
Honolulu HI City & County                        5.400% 09/27/2007    500,000        508,750
Hudson County NJ Import Authority                7.600% 08/01/2025    875,000        898,730
King County WA 412 School District               5.250% 12/01/2010  1,495,000      1,500,606
Lawrence MA State Qualified                      5.375% 09/15/2005    500,000        506,875
Massachusetts NCL                                6.000% 11/01/2011    500,000        534,375
Midland TX Independent School District           5.000% 02/15/2017    600,000        549,750
New York State NCL                               5.000% 03/01/2005     15,000         15,000
Washington State                                 4.750% 07/01/2020    600,000        519,750
                                                                               -------------
Total General Obligations (Cost $7,748,875)                                        7,570,304
                                                                               -------------
GOVERNMENT BACKED -- 4.1%
Cincinnati OH Public Schools                     6.150% 06/15/2002    600,000        613,500
District of Columbia                             5.800% 06/01/2004    250,000        257,500
District of Columbia Medlantic Hospital
  Prerefunded                                    7.000% 08/15/2005    500,000        526,250
Mashantucket CT Western Pequot                   6.500% 09/01/2005    995,000      1,074,600
Met Peoria IL Prerefunded                        6.250% 07/01/2017    300,000        324,375
Texas State Turnpike Prerefunded                12.625% 01/01/2020    395,000        467,087
                                                                               -------------
Total Government Backed (Cost $3,174,457)                                          3,263,312
                                                                               -------------
HOUSING REVENUE -- 10.9%
California Housing Authority                     5.050% 02/01/2017    420,000        415,275
California Housing Authority MBIA                5.650% 08/01/2025    225,000        225,562
Colorado HFA Multi Family Insured Mortgage       7.900% 10/01/2000    225,000        227,783
Colorado HFA Single Family Insured Mortgage      5.250% 10/01/2007    500,000        496,875
Florida Housing Finance Agency                   0.000% 07/15/2016    155,000         23,056
Florida Housing Finance Corp.                    5.750% 01/01/2017    535,000        530,987
Hawaii Housing Finance and Development Corp      7.000% 07/01/2031    550,000        569,250
Mass HFA Residential Development FNMA            6.875% 11/15/2011    400,000        420,500
Michigan Housing Development Authority AMBAC     6.400% 04/01/2005    250,000        261,250
New Mexico Mortgage Finance Authority            5.750% 07/01/2014    295,000        297,581
New Mexico Mortgage Finance Authority            6.250% 07/01/2029    995,000      1,018,631
New York Mortgage Agency                         5.750% 04/01/2004    650,000        664,625
North Carolina Housing Finance Agency            7.600% 03/01/2021    575,000        593,998
Ohio HFA SFM Amt NCL                             4.300% 09/01/2002    500,000        490,625
Pennsylvania Housing Finance Agency              5.350% 10/01/2008    295,000        296,844
Rhode Island Housing & Mortgage                  4.950% 10/01/2016    320,000        316,800
Texas Dept Housing & Community                   6.950% 07/01/2023    450,000        466,312
Virginia Housing Development Authority           0.000% 11/01/2017    180,000         36,310
Virginia Housing Development Authority
  Commission                                     6.100% 07/01/2001  1,300,000      1,324,375
Washington Housing Finance Agency                7.100% 07/01/2022     55,000         56,719
                                                                               -------------
Total Housing Revenue (Cost $8,878,018)                                            8,733,358
                                                                               -------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       PAR         VALUE
SECURITY                                        RATE     MATURITY     VALUE      (NOTE 1A)
--------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT -- 8.9%
Alaska Industrial Development and Export
  Authority                                      5.500% 04/01/2001  $ 500,000  $     505,505
Alaska Industrial Development and Export
  Authority                                      6.200% 04/01/2003    150,000        154,500
California Statewide Equity Residential(a)       5.200% 12/01/2029  1,000,000        976,250
Dayton OH Special Facilities Emery               6.050% 10/01/2009    500,000        505,000
Dayton OH Special Facilities Emery               6.050% 10/01/2009  1,000,000      1,010,000
Eddyville IA Pollution Control Revenue
  Cargill                                        5.400% 10/01/2006    500,000        504,375
Gloucester NJ Resource Recovery                  6.850% 12/01/2029    500,000        502,500
Hendersonville TN Kroger                         5.950% 12/15/2008    395,000        390,062
Mass DFA Resource Recovery                       6.900% 12/01/2029    500,000        498,750
Matagorda County TX Pollution Control Revenue    4.900% 05/01/2030    500,000        499,375
Murray KY Industrial Development Kroger          7.250% 09/01/2012    350,000        370,563
New York NY Tsasc Inc.                           6.000% 07/15/2019  1,000,000        991,250
Weld County CO Industrial Development Conagra    6.750% 12/15/2001    275,000        281,188
                                                                               -------------
Total Industrial Development (Cost $7,269,814)                                     7,189,318
                                                                               -------------
INSURED BOND -- 35.7%
Chicago IL Board of Education AMBAC              6.750% 12/01/2009    465,000        521,381
Chicago IL FGIC                                  5.250% 01/01/2012  1,000,000        997,500
Chicago IL Park District Parking Facility        5.750% 01/01/2010  1,000,000      1,026,250
Cook County IL Community College FGIC            8.750% 01/01/2006  1,000,000      1,183,750
Cook County IL FGIC                              6.000% 11/15/2006  1,000,000      1,055,000
Cow Creek Band Umpqua OR AMBAC                   4.250% 07/01/2003    800,000        782,000
Denver CO Airport MBIA                           7.500% 11/15/2006    500,000        557,500
District of Columbia MBIA                        5.750% 06/01/2010     25,000         25,875
District of Columbia MBIA                        6.000% 06/01/2011  1,275,000      1,341,938
District of Columbia Medlantic Hospital MBIA     7.000% 08/15/2005    500,000        525,000
Florida Educational Facilities Authority
  Revenues Univiversity Tampa Asset Guarentee    5.750% 04/01/2018  1,000,000      1,005,000
Georgia Municipal Electric Authority AMBAC       6.000% 01/01/2006  1,300,000      1,366,625
Georgia Municipal Electric Authority Power
  FGIC                                           6.250% 01/01/2012  1,150,000      1,250,625
Grand River Dam Authority Oklahoma AMBAC         5.500% 06/01/2013    385,000        394,144
Greater Detroit MI Resource Recovery AMBAC       6.250% 12/13/2007    400,000        428,500
Henderson NV FGIC                                5.000% 09/01/2016  1,000,000        925,000
Hot Springs AK Sales & Use Tax FSA               4.950% 12/01/2008     95,000         94,288
Illinois Health Facilities Authority Revenue
  Asset Guaranty                                 6.250% 05/01/2011  1,300,000      1,337,375
Intercommunity HFA ACA                           5.000% 11/01/2005  2,020,000      2,022,525
Jefferson County OH Asset Guaranty               6.625% 12/01/2005    250,000        261,875
Maine Government Facility Authority FSA          5.750% 10/01/2010  1,000,000      1,046,250
Michigan Strategic Fd Ltd. FGIC                  6.950% 09/01/2021  1,000,000      1,038,750
NC Eastern Municipal Power Agency ACA            6.000% 01/01/2006  1,000,000      1,027,500
Nassau County NY FGIC                            6.000% 07/01/2010     25,000         26,531
New York Dormitory Authority AMBAC               4.400% 08/01/2013    500,000        495,000
New York Dormitory Authority AMBAC               5.250% 07/01/2008  1,890,000      1,904,175
New York Dormitory Authority Asset Guaranty      5.250% 07/01/2005  1,000,000      1,018,750
Oklahoma IDA Baptist Med Center AMBAC            7.000% 08/15/2006    500,000        554,375
Orange County CA Recovery MBIA                   5.800% 07/01/2016    400,000        409,500
Palm Beach County FL Solid Waste AMBAC           6.000% 10/01/2009    500,000        531,925
Tampa FL Health MBIA                             5.500% 11/15/2012  1,000,000      1,020,000
Teton County WY St John Hospital ACA             5.000% 12/01/2004    535,000        531,656
Tucson AZ COP Asset Guaranty                     6.000% 07/01/2004    460,000        475,525

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       PAR         VALUE
SECURITY                                        RATE     MATURITY     VALUE      (NOTE 1A)
--------------------------------------------------------------------------------------------
INSURED BOND (CONTINUED)
Washington DC Convent Center Authority AMBAC     5.250% 10/01/2014  $1,000,000 $     968,750
Washington HCFA MBIA                             5.000% 08/15/2018    700,000        625,625
                                                                               -------------
Total Insured Bond (Cost $29,332,847)                                             28,776,463
                                                                               -------------
LEASE REVENUE -- 5.8%
Battery Park NY Authority Junior Lien            5.200% 11/01/2023    215,000        202,369
Kentucky Property & Buildings Commission         6.000% 02/01/2005  1,000,000      1,043,750
NY Metropolitan Transportation Authority         5.750% 07/01/2015    500,000        501,875
New York Dormitory Authority                     5.500% 02/15/2005  1,000,000      1,008,750
New York Dormitory Authority                     6.000% 07/01/2006    500,000        521,250
New York State Urban Development Corp.           5.000% 01/01/2005  1,155,000      1,150,669
New York State Urban Development Corp.           6.000% 01/01/2004    250,000        257,500
                                                                               -------------
Total Lease Revenue (Cost $4,711,701)                                              4,686,163
                                                                               -------------
LOC GIC -- 1.3%
Michigan Housing Authority LOC: Sumitomo Bank    5.500% 06/01/2018    525,000        524,727
New York Dormitory Authority LOC: Fleet Bank     5.500% 07/01/2003    500,000        505,625
                                                                               -------------
Total LOC GIC (Cost $1,031,168)                                                    1,030,352
                                                                               -------------
REVENUE BONDS -- 19.9%
Baxter County AZ Hospital                        5.375% 09/01/2014  1,000,000        842,500
California HFA Odd Fellows Home                  5.700% 08/15/2014  1,000,000        991,250
Camden NJ Cooper Hospitals                       5.600% 02/15/2007    240,000        184,500
Florida State Mid-Bay Bridge Authority           4.000% 10/01/2022  1,000,000      1,012,500
Foothills CA Transportation Agency               0.000% 01/01/2007    500,000        410,000
Illinois Educational Facilities Authority
  Revenues University of Chicago                 5.000% 07/01/2008    685,000        686,713
Illinois HEFA Northwestern University            5.050% 11/01/2032    500,000        496,250
Maricopa County AR Industrial Development        6.650% 04/01/2026    500,000        509,555
Mass DFA Williston School                        6.000% 10/01/2013    300,000        277,875
Mass IFA Berkshire Retirement Development(a)     5.125% 07/01/2018    500,000        500,000
Mass IFA Resource Recovery                       6.150% 07/01/2002    700,000        709,625
Med Univ SC Hospital Facility Revenue            5.625% 07/01/2010  1,000,000        973,750
Met Govt Nashville & Davidson TN Vanderbilt      6.000% 05/01/2008    610,000        645,075
Montana Student Assistance Corp.                 5.950% 12/01/2012    210,000        208,163
New Hampshire Education Authority Brewster
  Academy                                        5.400% 06/01/2001    205,000        205,769
New Hampshire HEFA Monadnock Hospital            5.250% 10/01/2007    475,000        435,219
New Hampshire HEFA Nashua Hospital               6.250% 10/01/2008    750,000        755,625
New York Med Center Mt. Sinai FHA                5.950% 08/15/2009    140,000        141,225
New York Med Center St. Luke's FHA               5.600% 08/15/2013    440,000        438,900
North Texas Higher Education and Student Loan
  Authority                                      6.100% 04/01/2008    750,000        764,063
Port Jervis NY IDA                               5.250% 11/01/2006    100,000        100,625
Puerto Rico Industrial Tour Ed Anamendez
  University                                     5.000% 02/01/2008    700,000        677,250
San Antonio TX Electric and Gas                  4.500% 02/01/2021    500,000        415,000
Scranton PA Allied Rehabilitation                7.125% 07/15/2005  1,075,000      1,092,469
Scranton-Lackawanna PA Health                    6.600% 07/15/2000    200,000        200,036
Tyler TX Health Facilities Development Corp.     5.250% 07/01/2001    835,000        833,956
Utah Student Loan AMBAC                          7.450% 11/01/2008  1,200,000      1,239,996

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       PAR         VALUE
SECURITY                                        RATE     MATURITY     VALUE      (NOTE 1A)
--------------------------------------------------------------------------------------------
REVENUE BONDS (CONTINUED)
Volusia FL HEFA - Embry Riddle University        5.500% 10/15/2004  $ 270,000  $     272,025
Wisconsin State Transportation                   5.500% 07/01/2010     15,000         15,450
                                                                               -------------
Total Revenue Bonds (Cost $16,335,977)                                            16,035,364
                                                                               -------------
SPECIAL REVENUES -- 2.5%
District of Columbia Redevelopment Agency        5.625% 11/01/2010    475,000        479,156
Long Beach CA Aquarium                           5.750% 07/01/2005    200,000        204,500
Los Angeles CA Community Redevelopment           5.000% 11/15/2000    500,000        501,915
New York Transitional Finance Authority          4.750% 11/15/2023  1,000,000        850,000
                                                                               -------------
Total Special Revenues (Cost $1,980,166)                                           2,035,571
                                                                               -------------
TOTAL BONDS (COST $80,463,023)                                                    79,320,205
                                                                               -------------
SHORT-TERM INVESTMENTS -- 1.3%

REPURCHASE AGREEMENTS -- 0.0%
Morgan Stanley Repurchase Agreement, dated
3/31/00, due 4/03/00, with a maturity value
of $19,942 and effective yield of 5.30%,
collateralized by a U.S. Government Agency
Obligation with a rate of 6.58%, a maturity
date of 8/01/18 and aggregate market value of
$20,332.                                                                              19,934
                                                                               -------------
SHORT TERM BONDS -- 1.3%
Long Island Power Authority and Electric
  Systems Authority                              4.000% 05/01/2033    400,000        400,000
New York Energy and Pollution Control
  Authority LOC: Bank One                        3.950% 10/01/2029    600,000        600,000
                                                                               -------------
                                                                                   1,000,000
                                                                               -------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,019,939)                                     1,019,934
                                                                               -------------
TOTAL INVESTMENTS -- 99.8% (COST $81,482,962)                                  $  80,340,139
OTHER ASSETS, LESS LIABILITIES -- 0.2%                                               170,480
                                                                               -------------
NET ASSETS -- 100.0%                                                           $  80,510,619
                                                                               =============

NOTES TO SCHEDULE OF INVESTMENTS:

ACA - American Capital Access Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certification of Participation
DFA - Development Financial Agency
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
GIC - Guaranteed Investment Contract
HCFA - Health Care Facilities Authority
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IFA - Industrial Finance Authority
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
NCL - Non-callable
SFM - Single Family Mortgage
(a)  Variable Rate Security; rate indicated is as of 3/31/00.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                VALUE
SECURITY                                                           SHARES     (NOTE 1A)
-----------------------------------------------------------------------------------------
EQUITIES -- 92.8%

CAPITAL GOODS -- 4.0%
EGL, Inc.*                                                         150,650  $   3,521,444
Expeditors International Wash, Inc.                                111,100      4,416,225
Mastec, Inc.*                                                       49,100      4,369,900
                                                                            -------------
                                                                               12,307,569
                                                                            -------------
EARLY CYCLICAL -- 1.7%
Forward Air Corp.*                                                 223,700      5,298,894
                                                                            -------------
ENERGY -- 2.3%
Cal Dive International, Inc.*                                       77,700      3,943,275
Core Laboratories, Inc.*                                           107,800      3,132,937
                                                                            -------------
                                                                                7,076,212
                                                                            -------------
FINANCIAL -- 1.5%
Costar Group, Inc.*                                                126,300      4,657,312
                                                                            -------------
HEALTH CARE -- 23.3%
ADAC Laboratories*                                                 314,800      4,328,500
Alexion Pharmaceuticals, Inc.*                                      56,300      3,926,925
Alkermes, Inc.*                                                     41,000      3,792,500
Angiotech Pharmaceuticals, Inc.*                                    57,200      2,273,700
Antigenics, Inc.*                                                   68,600      1,397,725
COR Therapeutics, Inc.*                                             94,900      6,255,988
Cephalon, Inc.*                                                    125,400      4,702,500
Coulter Pharmaceutical, Inc.*                                      105,900      3,229,950
Gene Logic, Inc.*                                                   91,000      3,827,687
Ilex Oncology, Inc.*                                               122,300      5,136,600
ImmunoGen, Inc.*                                                   306,500      3,678,000
Inhale Therapeutic Systems, Inc.*                                   67,700      5,043,650
Pharmacyclics, Inc.*                                                   800         44,550
Polymedica Industries, Inc.*                                       121,000      7,108,750
Progenics Pharmeceuticals*                                          97,200      6,804,000
United Therapeutics*                                                66,900      5,201,475
Vical, Inc.*                                                       133,400      4,468,900
eBenX, Inc.*                                                        10,100        297,950
                                                                            -------------
                                                                               71,519,350
                                                                            -------------
SERVICES -- 24.7%
Breakaway Solutions, Inc.*                                          86,500      3,935,750
Citadel Communication Corp.*                                        96,200      4,058,437
Corporate Executive Board Co.*                                      93,900      4,765,425
Data Return Corp.*                                                  70,300      2,587,919
Digex, Inc.*                                                        61,900      6,867,031
Digital Island, Inc.*                                               33,300      2,029,219
Digital River, Inc.*                                                77,600      1,668,400
Emmis Broadcasting Corp., Class A*                                 110,400      5,133,600
Futurelink Corp.*                                                  127,900      3,213,487

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                VALUE
SECURITY                                                           SHARES     (NOTE 1A)
-----------------------------------------------------------------------------------------
SERVICES (CONTINUED)
Hispanic Broadcasting Corp.*                                        31,300  $   3,544,725
Insight Communications, Inc.*                                      159,600      3,291,750
Interliant, Inc.*                                                   96,900      2,737,425
Internet Commerce Corp., Class A*                                   37,600      1,776,600
Paxson Communications Corp.*                                       324,800      2,517,200
Pinnacle Holdings, Inc.*                                            87,400      4,828,850
Rare Medium Group, Inc.*                                            66,000      2,912,250
SBS Broadcasting SA*                                                20,500      1,260,750
Sportsline USA, Inc.*                                              137,300      4,041,769
Superior Consultant Holdings*                                      251,300      4,224,981
Westwood One, Inc.*                                                 99,600      3,610,500
iGATE Capital Corp.*                                               157,700      7,116,213
                                                                            -------------
                                                                               76,122,281
                                                                            -------------
TECHNOLOGY -- 35.3%
ATMI, Inc.*                                                        157,500      7,520,625
Applied Micro Circuits Corp.*                                       46,000      6,902,874
Blaze Software, Inc.*                                               10,500        299,250
Burr - Brown Corp.*                                                128,700      6,998,063
Caldera Systems, Inc.*                                              35,700        838,950
Cree Research, Inc.*                                                35,900      4,052,213
Cybex Corp.*                                                       113,450      4,268,556
Delano Technology Corp.*                                            31,000        695,563
Emulex Corp.*                                                       29,800      3,251,925
Entrust Technologies, Inc.*                                         57,800      4,917,514
Exar Corp.*                                                         76,700      5,488,844
GSI Lumonics, Inc.*                                                128,200      2,195,425
Great Plains Software, Inc.*                                        52,200      2,786,175
International Rectifier Corp.*                                     118,000      4,498,750
Intertrust Technologies Corp.*                                      33,000      1,402,500
McAfee.com Corp.*                                                   51,500      2,661,906
Mercury Interactive Corp.*                                          52,200      4,136,850
PRI Automation, Inc.*                                               53,700      3,282,413
Photronics, Inc.*                                                  108,200      3,820,813
Qlogic Corp.*                                                       47,400      6,422,700
Quicklogic Corp.*                                                  175,100      5,931,513
Semtech Corp.*                                                      98,900      6,335,781
SmartDisk Corp.*                                                    64,570      1,711,105
TSI International Software Ltd.*                                    75,700      6,287,831
Therma-Wave, Inc.*                                                  86,600      2,944,400
Veeco Instruments, Inc.*                                            78,400      5,801,600
Watchguard Technologies, Inc.*                                      34,800      3,132,000
                                                                            -------------
                                                                              108,586,139
                                                                            -------------
TOTAL EQUITIES (COST $190,337,737)                                            285,567,757
                                                                            -------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     PAR        VALUE
SECURITY                                        RATE    MATURITY    VALUE     (NOTE 1A)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.6%
U.S. GOVERNMENT AGENCY -- 0.1%
FNMA Discount Note=/=                           6.698% 06/08/2000  $500,000 $     493,765
                                                                            -------------
REPURCHASE AGREEMENTS -- 2.5%
Morgan Stanley Repurchase Agreement, dated 03/31/00, due
04/03/00, with a maturity value of $7,657,122 and an effective yield of 5.30%, collateralized by a U.S. Government Agency
Obligation with a rate of 7.50%, a maturity date of 11/01/13 and
an aggregate market value of $7,807,063.                                        7,653,742
                                                                            -------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,148,123)                                  8,147,507
                                                                            -------------
TOTAL INVESTMENTS -- 95.4% (COST $198,485,860)                              $ 293,715,264
OTHER ASSETS, LESS LIABILITIES -- 4.6%                                         14,116,727
                                                                            -------------
NET ASSETS -- 100.0%                                                        $ 307,831,991
                                                                            =============

NOTES TO SCHEDULE OF INVESTMENTS:

*    Non-income producing security.
=/= Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            VALUE
SECURITY                                                                        SHARES    (NOTE 1A)
-----------------------------------------------------------------------------------------------------
EQUITIES -- 97.4%

CAPITAL GOODS -- 7.8%
Ingersoll Rand Co.                                                              13,000  $     575,250
Tyco International Ltd.                                                         16,000        798,000
United Technologies Corp.                                                       12,200        770,887
                                                                                        -------------
                                                                                            2,144,137
                                                                                        -------------
CONSUMER STABLE -- 4.9%
CVS Corp.                                                                       19,000        713,687
Kroger Co.*                                                                     17,000        298,562
Procter & Gamble Co.                                                             6,000        337,500
                                                                                        -------------
                                                                                            1,349,749
                                                                                        -------------
EARLY CYCLICAL -- 1.2%
Leggett & Platt, Inc.                                                           15,200        326,800
                                                                                        -------------
ENERGY -- 6.6%
BP Amoco PLC ADR                                                                16,726        887,523
Exxon Mobil Corp.                                                               11,937        928,848
                                                                                        -------------
                                                                                            1,816,371
                                                                                        -------------
FINANCIAL -- 15.0%
AMBAC Inc.                                                                      10,000        503,750
Chase Manhattan Corp.                                                            5,000        435,937
Citigroup, Inc.                                                                  8,625        511,570
Conseco, Inc.                                                                   28,870        330,201
Delphi Financial Group, Inc., Class A*                                          15,788        479,560
Federal National Mortgage Association                                            7,500        423,281
Fleet Financial Group, Inc.                                                     12,000        438,000
Morgan Stanley Dean Witter                                                       5,500        448,594
Reliastar Financial Corp.                                                       16,500        558,937
                                                                                        -------------
                                                                                            4,129,830
                                                                                        -------------
GROWTH CYCLICAL -- 5.9%
Carnival Corp.                                                                  15,000        372,187
Costco Wholesale Corp.*                                                          8,000        420,500
Jones Apparel Group, Inc.*                                                      17,400        554,625
Target Corp.                                                                     3,500        261,625
                                                                                        -------------
                                                                                            1,608,937
                                                                                        -------------
HEALTH CARE -- 14.2%
Abbott Laboratories                                                             11,000        387,063
Amgen, Inc.*                                                                    14,000        859,250
Biomet, Inc.                                                                    10,000        363,750
Bristol-Myers Squibb, Inc.                                                       6,600        381,150
Elan Corp., PLC ADR*                                                            13,000        617,500
Medtronics, Inc.                                                                 8,910        458,308

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH TAX-SENSITIVE EQUITY FUND

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            VALUE
SECURITY                                                                        SHARES    (NOTE 1A)
-----------------------------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
Schering-Plough Corp.                                                            9,600  $     352,800
Watson Pharmaceutical, Inc.*                                                    12,000        476,250
                                                                                        -------------
                                                                                            3,896,071
                                                                                        -------------
REAL ESTATE -- 3.7%
Boston Properties Inc., REIT                                                    11,500        365,844
General Growth Properties, REIT                                                 11,400        346,988
Prentiss Properties Trust, REIT                                                 13,400        298,988
                                                                                        -------------
                                                                                            1,011,820
                                                                                        -------------
SERVICES -- 11.5%
AT&T Corp.                                                                       3,000        168,938
Bell Atlantic Corp.                                                             13,000        794,625
Centurytel, Inc.                                                                 7,500        278,438
General Motors Corp., Class H*                                                  10,000      1,245,000
Shared Medical Systems Corp.                                                    13,100        679,563
                                                                                        -------------
                                                                                            3,166,564
                                                                                        -------------
TECHNOLOGY -- 26.6%
American Power Conversion Corp.*                                                32,500      1,393,438
Computer Associates International, Inc.                                         14,750        873,016
Hewlett-Packard Company                                                          7,700      1,020,731
Intel Corp.                                                                      9,500      1,253,406
Sci Sys, Inc.*                                                                  26,000      1,399,125
Sun Microsystems, Inc.*                                                         12,000      1,124,437
Unisys Corp.*                                                                   10,000        255,000
                                                                                        -------------
                                                                                            7,319,153
                                                                                        -------------
TOTAL EQUITIES (COST $18,826,225)                                                          26,769,432
                                                                                        -------------
SHORT-TERM INVESTMENTS -- 3.0%
REPURCHASE AGREEMENTS -- 3.0%
Morgan Stanley Repurchase Agreement, dated
03/31/00, due 04/03/00, with a maturity value
of $819,657 and an effective yield of 5.30%,
collateralized by a U.S. Government Agency
Obligation with a rate of 7.00%, a maturity
date of 04/01/30 and an aggregate market
value of $835,840.                                                                            819,295
                                                                                        -------------
TOTAL SHORT-TERM INVESTMENTS (COST $819,295)                                                  819,295
                                                                                        -------------
TOTAL INVESTMENTS -- 100.4% (COST $19,645,520)                                          $  27,588,727
OTHER ASSETS, LESS LIABILITIES -- (0.4%)                                                     (115,508)
                                                                                        -------------
NET ASSETS -- 100.0%                                                                    $  27,473,219
                                                                                        =============

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
*    Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Massachusetts Intermediate Tax Exempt Bond Fund (Massachusetts Intermediate Tax Exempt Bond Fund) is a separate non-diversified investment series of the Trust. Standish Intermediate Tax Exempt Bond Fund (Intermediate Tax Exempt Bond Fund), Standish Small Cap Tax-Sensitive Equity Fund (Small Cap Tax-Sensitive Equity Fund) and Standish Tax-Sensitive Equity Fund (Tax Sensitive Equity Fund) are separate diversified investment series of the Trust (together with the Massachusetts Intermediate Tax Exempt Bond Fund, individually a "Fund" and collectively, the "Funds").

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable fixed income obligations, if any, for which price quotations are readily available are normally valued at the last sales prices on the exchange or market on which they are primarily traded, or if not listed or no sale, at the last quoted bid prices. Equity securities for which quotations are readily available are valued at the last sale price or if no sale, at the closing bid prices in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Funds are valued at amortized cost. If a Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of each Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. FEDERAL TAXES

      As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes all of its taxable income for its fiscal year. Dividends paid by the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund (together the "Bond Funds") from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      income for Federal income tax purposes because the Bond Funds intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Bond Funds to pay exempt-interest dividends. At March 31, 2000, the following Funds, for federal income tax purposes, had capital loss carryovers:

                                                       EXPIRATION DATE SEPTEMBER 30,
                                                -------------------------------------------
                                                  2003     2004    2005    2006     2007       TOTAL
                                                --------  ------  -------  ----  ----------  ----------
      Massachusetts Intermediate Tax Exempt
        Bond Fund                               $104,125      --       --   --           --  $  104,125
      Tax-Sensitive Equity Fund                       --  $1,162  $95,353   --   $1,003,879  $1,100,394

      Such carryovers will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax.

      The Tax Sensitive Equity Fund elected to defer to its fiscal year ending September 30, 2000 losses of $830,223, recognized during the period from November 1, 1998 to December 31, 1998.

      E. DEFERRED ORGANIZATION EXPENSE

      Costs associated with the organization and initial registration of the Small Cap Tax-Sensitive Equity Fund and Tax-Sensitive Equity Fund are being amortized, on a straight-line basis, through December 2000.

      F. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions on shares of the Bond Funds are declared daily from net investment income and distributed monthly. Dividends from net investment income, if any, will be distributed at least annually for the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund. Distributions on capital gains, if any, will be distributed annually by all of the Funds. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash. Distributions are recorded on the ex-dividend date.

      Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), litigation proceeds, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and exercise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. (SA&W) for overall investment advisory and administrative services, and general office facilities, is paid at the following annual rates of each Fund's average daily net assets: 0.40% for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund, 0.80% for the Small Cap Tax-Sensitive Equity Fund and 0.50% for the Tax-Sensitive Equity Fund. Prior to January 28, 2000, the Small Cap Tax Sensitive Equity Fund paid an investment advisory fee monthly at an annual rate of 0.60% of the Funds average daily net assets. For the Tax-Sensitive Equity Fund, SA&W voluntarily agreed to limit the total Fund operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 0.50% of average daily net assets for the six months ended March 31, 2000. Pursuant to this agreement, for the six months ended March 31, 2000, SA&W voluntarily waived a portion of its advisory fee to the Tax-Sensitive Equity Fund in the amount of $63,927. This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. The

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Funds pay no compensation directly to the Trust's Trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Funds from SA&W. Certain of the Trustees and officers of the Trust are directors or officers of SA&W.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                      PERIOD ENDED
                                                                     MARCH 31, 2000
                                                               --------------------------
                                                                PURCHASES       SALES
                                                               ------------  ------------
      Massachusetts Intermediate Tax Exempt Bond Fund          $  8,273,522  $  8,715,258
                                                               ============  ============
      Intermediate Tax Exempt Bond Fund                        $ 12,965,937  $ 12,870,970
                                                               ============  ============
      Small Cap Tax-Sensitive Equity Fund                      $242,874,166  $243,839,431
                                                               ============  ============
      Tax-Sensitive Equity Fund                                $  4,294,072  $  9,198,259
                                                               ============  ============

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in each Fund's shares were as follows:

                                                               SIX MONTHS ENDED
                                                                MARCH 31, 2000        YEAR ENDED
                                                                  (UNAUDITED)     SEPTEMBER 30, 1999
                                                               -----------------  ------------------
      MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND
      Shares sold                                                    460,957             754,858
      Shares issued to shareholders in payment of
        distributions declared                                        29,991              40,334
      Shares redeemed                                               (486,813)           (365,904)
                                                                   ---------         -----------
      Net increase                                                     4,135             429,288
                                                                   =========         ===========
      INTERMEDIATE TAX EXEMPT BOND FUND
      Shares sold                                                    851,838           1,550,662
      Shares issued to shareholders in payment of
        distributions declared                                        52,117              92,432
      Shares redeemed                                               (936,097)         (1,339,693)
                                                                   ---------         -----------
      Net increase/decrease                                          (32,142)            303,401
                                                                   =========         ===========
      SMALL CAP TAX-SENSITIVE EQUITY FUND
      Shares sold                                                    851,752           1,188,251
      Shares issued to shareholders in payment of
        distributions declared                                        87,719                  --
      Shares redeemed                                               (568,149)           (287,283)
                                                                   ---------         -----------
      Net increase                                                   371,322             900,968
                                                                   =========         ===========
      TAX-SENSITIVE EQUITY FUND
      Shares sold                                                     93,086             394,885
      Shares issued to shareholders in payment of
        distributions declared                                         2,149               4,581
      Shares redeemed                                               (236,717)           (415,674)
                                                                   ---------         -----------
      Net decrease                                                  (141,482)            (16,208)
                                                                   =========         ===========

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At March 31, 2000, the Massachusetts Intermediate Tax Exempt Bond Fund had one shareholder of record owning approximately 22% of the Fund's outstanding shares. The Intermediate Tax Exempt Bond Fund had one shareholder of record owning approximately 15% of the Fund's outstanding shares. The Small Cap Tax-Sensitive Equity Fund had two shareholders of record owning approximately 19% and 12% of the Fund's outstanding shares, respectively.

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2000, as computed on a federal income tax basis, were as follows:

                                                                                                         NET UNREALIZED
                                                                     GROSS UNREALIZED  GROSS UNREALIZED   APPRECIATION
                                                     AGGREGATE COST    APPRECIATION      DEPRECIATION    (DEPRECIATION)
                                                     --------------  ----------------  ----------------  --------------
      Massachusetts Intermediate Tax Exempt Bond
        Fund                                          $ 62,089,372     $    338,517      $ (1,209,148)    $  (870,631)
      Intermediate Tax Exempt Bond Fund               $ 81,482,962     $    602,276      $ (1,745,099)    $(1,142,823)
      Small Cap Tax-Sensitive Equity Fund             $198,485,860     $109,797,525      $(14,568,121)    $95,229,404
      Tax-Sensitive Equity Fund                       $ 19,645,520     $  9,273,491      $ (1,330,284)    $ 7,943,207

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      Since the Massachusetts Intermediate Tax Exempt Bond Fund may invest a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund.

      The Funds may trade the following financial instruments with off-balance sheet risk:

      FUTURES CONTRACTS

      The Funds may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Funds deposit either in cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, dependent on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by each Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase a Fund's exposure to the underlying instrument, while selling futures tends to decrease a Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts terms. The Funds enter into financial futures transactions primarily to manage their exposure to certain markets and to changes in securities prices and, with respect to the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund, to changes in foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At March 31, 2000, the Small Cap Tax-Sensitive Equity Fund had the following open financial futures contracts:

                                                                          NET UNREALIZED
                                                         UNDERLYING FACE  APPRECIATION/
      CONTRACT               POSITION   EXPIRATION DATE  AMOUNT AT VALUE   DEPRECIATION
      ----------------------------------------------------------------------------------
      S&P Mid Cap 400
        (16 contracts)      Long          6/30/2000      $   4,042,800    $      102,640
      Nasdaq 100
        (7 contracts)       Long          6/30/2000          3,120,145          (205,225)
                                                                          --------------
                                                                          $     (102,585)
                                                                          ==============

(7)   DELAYED DELIVERY TRANSACTIONS:

      The Bond Funds may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds either segregate on their records, or instruct the custodian to segregate, securities having a value at least equal to the amount of the purchase commitment.

      At March 31, 2000, the Funds were not parties to any delayed delivery transactions.

(8)   LINE OF CREDIT

      The Funds, other funds in the Trust and subtrusts in the Standish Ayer and Wood Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $25 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2000, the expense related to the commitment fee was $541, $759, $2,019 and $264 for the Massachusetts Intermediate Tax Exempt Bond Fund, the Intermediate Tax Exempt Bond Fund, the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund, respectively. During the six months ended March 31, 2000 the funds had no borrowings under the credit facility.

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